LEASES - Schedule of Undiscounted Cash Flows (Details) $ in Millions	Dec. 31, 2024 CAD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted cash flows related to lease liability	$ 869.7
1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted cash flows related to lease liability	90.0
2 to 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted cash flows related to lease liability	145.3
4 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted cash flows related to lease liability	135.9
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted cash flows related to lease liability	$ 498.5